Share-based payments - Disclosure of assumptions used for the measurement of AGAs (Details) - € / shares	Dec. 01, 2023	Sep. 28, 2023	Jul. 11, 2023	Sep. 30, 2021
AGA 2021
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)				€ 31.60
FAIR VALUE OF THE AGA (in euro per share)				23.92
AGA PRICE (in euro per share)				€ 0.00
VOLATILITY				49.00%
RISK FREE RATE				(1.00%)
AGA-2023-1 | Tranches 1-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)			€ 15.98
FAIR VALUE OF THE AGA (in euro per share)			15.98
AGA PRICE (in euro per share)			0.00
AGA-2023-1 | Tranche 5
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)			15.98
FAIR VALUE OF THE AGA (in euro per share)			3.62
AGA PRICE (in euro per share)			€ 0.00
VOLATILITY			67.20%
RISK FREE RATE			3.20%
AGA-2023-1 | Tranche 6
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)			€ 15.98
FAIR VALUE OF THE AGA (in euro per share)			0.74
AGA PRICE (in euro per share)			€ 0.00
VOLATILITY			67.20%
RISK FREE RATE			3.20%
AGA-2023-2 | Tranche 1
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)			€ 15.98
FAIR VALUE OF THE AGA (in euro per share)			15.98
AGA PRICE (in euro per share)			0.00
AGA-2023-2 | Tranche 2
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)			15.98
FAIR VALUE OF THE AGA (in euro per share)			9.59
AGA PRICE (in euro per share)			€ 0.00
AGA-2023-3
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)		€ 14.92
FAIR VALUE OF THE AGA (in euro per share)		14.92
AGA PRICE (in euro per share)		0.00
AGA-2023-4
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)		14.92
FAIR VALUE OF THE AGA (in euro per share)		14.92
AGA PRICE (in euro per share)		€ 0.00
AGA-2023-5
Disclosure of terms and conditions of share-based payment arrangement [line items]
FAIR VALUE OF THE UNDERLYING SHARE (in euro per share)	€ 9.16
FAIR VALUE OF THE AGA (in euro per share)	9.16
AGA PRICE (in euro per share)	€ 0.00